DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND (the "Funds")

Supplement dated May 18, 2016 to the Prospectus dated November 1, 2015

All references in the Prospectus to the business address of D.F. Dent and Company, Inc. are hereby replaced with 400 E. Pratt Street, 7th Floor, Baltimore, MD 21202.

* * *

For more information, please contact a Fund customer service representative toll free at
 (866) 2DF-DENT or (866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND (the "Funds")

Supplement dated May 18, 2016 to the Statement of Additional Information ("SAI") dated November 1, 2015

All references in the SAI to the business address of D.F. Dent and Company, Inc. are hereby replaced with 400 E. Pratt Street, 7th Floor, Baltimore, MD 21202.

* * *

For more information, please contact a Fund customer service representative toll free at
 (866) 2DF-DENT or (866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.